Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance - Beginning of the year	$ 1,338	$ 1,089	$ 1,093
Gross increase - tax positions in prior periods	154	60	426
Gross increases - current period tax positions	0	149	0
Lapse of statute of limitations	(571)	0	(389)
Currency translation adjustment	20	40
Currency translation adjustment			(41)
Balance - End of the year	$ 941	$ 1,338	$ 1,089